Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and other receivables

				$ million
		2023		2022
	Current	Non-current	Current	Non-current
Financial assets
Trade receivables	25,175	652	28,229	12
Amounts receivable from joint ventures and associates	843	26	654	79
Other receivables	3,936	722	3,953	608
	29,954	1,400	32,836	699
Non-financial assets
Sales taxes and production taxes	1,028	355	1,037	379
Other receivables	141	12	137	14
	1,169	367	1,174	393
	31,123	1,767	34,010	1,092